INVESTMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Investments [Table Text Block]
	Investments
	June 30, 2012	December 31, 2011

Trading securities	$1,321,989	$2,022,079
Interest bearing debt instruments	-	509,565
	$1,321,989	$2,531,644

	Investments
	2011	2010

Trading securities	2,022,079	129,141
Interest bearing debt instruments	509,565	-
	2,531,644	129,141